STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
STOCK-BASED COMPENSATION
Stock option activity

	2013			2012			2011

	Number of Stock Options	Weighted Average Exercise Price		Number of Stock Options	Weighted Average Exercise Price		Number of Stock Options	Weighted Average Exercise Price

Outstanding, beginning of year	10,587,126	C$	56.60	8,959,051	C$	62.88	6,762,704	C$	56.94

Granted	2,803,000		52.13	3,257,000		36.99	2,630,785		76.12

Exercised	(213,500)		37.06	(416,275)		43.51	(308,688)		43.62

Forfeited	(540,206)		58.15	(731,000)		59.72	(125,750)		67.47

Expired	(1,352,885)		54.67	(481,650)		47.49	–		–

Outstanding, end of year	11,283,535	C$	56.02	10,587,126	C$	56.60	8,959,051	C$	62.88

Options exercisable at end of year	7,248,295			6,510,464			5,178,172

Activity of nonvested stock options

	2013

	Number of Stock Options	Weighted Average Grant Date Fair Value

Non-vested, beginning of year	4,076,662	C$13.33

Granted	2,803,000	11.21

Vested	(2,661,216)	12.84

Forfeited (non-vested)	(183,206)	11.38

Non-vested, end of year	4,035,240	C$11.44

Options outstanding and exercisable by exercise price ranges

    The following table summarizes information about Agnico Eagle's stock options outstanding and exercisable at December 31, 2013:

					Weighted Average Exercise Price
		Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable
	Number Outstanding
				Stock Options Exercisable
Range of Exercise Prices	Stock Options Outstanding

C$33.39 – C$59.71	7,341,556	2.81 years	C$48.28	3,851,056	C$50.50

C$60.72 – C$83.08	3,941,979	1.14 years	70.43	3,397,239	69.46

C$33.39 – C$83.08	11,283,535	2.23 years	C$56.02	7,248,295	C$59.39

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	2013	2012	2011

Risk-free interest rate	1.50%	1.26%	1.95%

Expected life of stock options (in years)	2.6	2.8	2.5

Expected volatility of Agnico Eagle's share price	35.0%	37.5%	34.70%

Expected dividend yield	1.82%	2.14%	0.89%